Capital Stock (Details Narrative) - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized				50,000,000	50,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Preferred stock, shares issued				1,000,000	1,000,000
Preferred stock, shares outstanding				1,000,000	1,000,000
Common stock, shares authorized				8,888,000,000	8,888,000,000
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares issued				3,947,676,982	3,947,676,982
Common stock, shares outstanding				3,947,676,982	3,947,676,982
Series A Preferred Stock [Member]
Preferred stock, designated shares				1,000,000
Preferred stock, shares issued				1,000,000	1,000,000
Preferred stock, shares outstanding				1,000,000	1,000,000
Debt converted of common stock, shares				1,000
Preferred stock voting rights				Entitled to vote 1,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
LandStar Inc. and Subsidiaries [Member]
Preferred stock, shares authorized			50,000,000	50,000,000
Preferred stock, par value			$ 0.001	$ 0.001
Preferred stock, shares issued			1,000,000	1,000,000
Preferred stock, shares outstanding			1,000,000	1,000,000
Common stock, shares authorized			8,888,000,000	8,888,000,000
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares issued			4,447,676,982	3,947,676,982
Common stock, shares outstanding			4,447,676,982	3,947,676,982
Common stock voting rights			All shares have equal voting rights, are non-assessable, and have one vote per share.
LandStar Inc. and Subsidiaries [Member] | Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Number of shares issued of common stock	1,200,000,000
LandStar Inc. and Subsidiaries [Member] | Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member]
Number of shares issued of common stock		100,000,000
Additional estimated shares		100,000,000
LandStar Inc. and Subsidiaries [Member] | Series A Preferred Stock [Member]
Preferred stock, designated shares			1,000,000
Preferred stock, shares issued			1,000,000
Preferred stock, shares outstanding			1,000,000
Debt converted of common stock, shares			1,000
Preferred stock voting rights			Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.